Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016
Vantagepoint Core Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 159.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.57%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2016 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index. The Fund considers To-Be-Announced (“TBA”) transactions that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments included within the index.

The Fund follows an indexed or passively managed approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the Barclays U.S. Aggregate Bond Index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

		While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase. Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-Backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

TBA Risk—In To-Be-Announced (“TBA”) transactions, the Fund commits to purchase certain mortgage-backed securities for a fixed price at a future date. TBA transactions involve the risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses.

Asset-Backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Prepayment and Extension Risk—Mortgage-backed and asset-backed securities are exposed to prepayment risk and extension risk. Prepayment risk may occur when borrowers pay their mortgages or loans more quickly than required under the terms of the mortgage or loan. Most borrowers are likely to prepay their mortgage or loan at a time when it may be least advantageous to a holder of these securities (e.g., during periods of falling interest rates), which may force the holder to reinvest the proceeds of prepayments in lower-yielding instruments and result in a decline in the holder’s income. Extension risk may occur when rising interest rates result in decreased prepayments, which could extend the average life of the security, cause its value to decline more than traditional fixed-income securities and increase its volatility.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index or passively managed strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (1) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (2) changes to the benchmark index and the timing of the rebalancing of the Fund; and (3) the timing of cash flows into and out of the Fund.

		Portfolio Turnover Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds through April 30, 2016. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
4.08%	-2.43%
(4th Qtr 2008)	(2nd Qtr 2013)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Vantagepoint Core Bond Index Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.16%	[1]
1 year	rr_ExpenseExampleYear01	$ 16
3 years	rr_ExpenseExampleYear03	63
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	$ 263
1 year	rr_AverageAnnualReturnYear01	5.82%
5 years	rr_AverageAnnualReturnYear05	4.10%
10 years	rr_AverageAnnualReturnYear10	4.29%
Vantagepoint Core Bond Index Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.41%	[1]
1 year	rr_ExpenseExampleYear01	$ 42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	$ 518
2005	rr_AnnualReturn2005	1.98%
2006	rr_AnnualReturn2006	3.82%
2007	rr_AnnualReturn2007	6.52%
2008	rr_AnnualReturn2008	4.63%
2009	rr_AnnualReturn2009	5.57%
2010	rr_AnnualReturn2010	6.13%
2011	rr_AnnualReturn2011	7.41%
2012	rr_AnnualReturn2012	3.80%
2013	rr_AnnualReturn2013	(2.62%)
2014	rr_AnnualReturn2014	5.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
1 year	rr_AverageAnnualReturnYear01	5.65%
5 years	rr_AverageAnnualReturnYear05	4.01%
10 years	rr_AverageAnnualReturnYear10	4.25%
Vantagepoint Core Bond Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.21%	[1]
1 year	rr_ExpenseExampleYear01	$ 22
3 years	rr_ExpenseExampleYear03	68
5 years	rr_ExpenseExampleYear05	118
10 years	rr_ExpenseExampleYear10	$ 268
1 year	rr_AverageAnnualReturnYear01	5.81%
5 years	rr_AverageAnnualReturnYear05	4.22%
10 years	rr_AverageAnnualReturnYear10	4.46%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.54%
5 years	rr_AverageAnnualReturnYear05	2.80%
10 years	rr_AverageAnnualReturnYear10	2.76%
Vantagepoint Core Bond Index Fund | Return after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.19%
5 years	rr_AverageAnnualReturnYear05	2.62%
10 years	rr_AverageAnnualReturnYear10	2.71%
Vantagepoint Core Bond Index Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.97%
5 years	rr_AverageAnnualReturnYear05	4.45%
10 years	rr_AverageAnnualReturnYear10	4.71%

[1]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares through April 30, 2016. The transfer agent may not terminate this contractual fee waiver prior to the end date.